FINANCIAL INSTRUMENTS (Details)	6 Months Ended						6 Months Ended
	Jun. 30, 2012	Jun. 30, 2012 Minimum [Member]	Jun. 30, 2012 Maximum [Member]	Jun. 30, 2012 Interest Rate Swaps [Member] USD ($)	Jun. 30, 2011 Interest Rate Swaps [Member] USD ($)	Dec. 31, 2011 Interest Rate Swaps [Member] USD ($)	Jun. 30, 2012 Currency Rate Swaps [Member] USD ($)	Jun. 30, 2012 Currency Rate Swaps [Member] GBP (£)	Jun. 30, 2012 Carrying Value [Member] USD ($)		Dec. 31, 2011 Carrying Value [Member] USD ($)		Jun. 30, 2012 Fair Value [Member] Level 1 [Member] USD ($)	Dec. 31, 2011 Fair Value [Member] Level 1 [Member] USD ($)	Jun. 30, 2012 Fair Value [Member] Level 2 [Member] USD ($)		Dec. 31, 2011 Fair Value [Member] Level 2 [Member] USD ($)
Non-Derivatives [Abstract]
Cash and cash equivalents									$ 47,081,000		$ 45,962,000		$ 47,081,000	$ 45,962,000
Restricted cash and short-term investments									167,054,000		164,774,000		167,054,000	164,774,000
Long-term debt - floating									375,947,000	[1]	400,574,000	[1]			375,947,000	[1]	400,574,000	[1]
Long-term debt - fixed									222,310,000	[1]	222,310,000	[1]			220,355,000	[1]	219,966,000	[1]
Obligations under capital leases									269,368,000	[1]	268,080,000	[1]			269,368,000	[1]	268,080,000	[1]
Derivatives [Abstract]
Interest rate swaps liability									26,996,000	[2],[3]	26,534,000	[2],[3]			26,996,000	[2],[3]	26,534,000	[2],[3]
Foreign currency swaps liability									26,614,000	[2],[4]	27,732,000	[2],[4]			26,614,000	[2],[4]	27,732,000	[2],[4]
Maximum period in restricted cash and short-term investments	6 months
Reset basis of variable interest rates for floating long-term debt	on a quarterly or six monthly basis
Derivative [Line Items]
Fair value/ carrying value of interest rate swap agreements				8,700,000		8,400,000
Notional amount of interest rate swap agreements				247,000,000		254,100,000	108,941,000	59.271
Notional value				454,206,000		465,900,000
Maturity dates		Nov. 30, 2013	Mar. 31, 2018				Dec. 31, 2032	Dec. 31, 2032
Gain (loss) accounted for as a change in other comprehensive income				$ 20,000	$ 500,000
Average forward rate USD foreign currency							1.8380	1.8380
Fixed interest rates (in hundredths)		0.92%	5.04%

[1]	The Partnership's debt and capital lease obligations are recorded at amortized cost in the consolidated and combined balance sheets.
[2]	Derivative liabilities are captured within other current liabilities and derivative assets are captured within long-term assets on the balance sheet.
[3]	The fair value/ carrying value of interest rate swap agreements that qualify and are designated as cash flow hedges as of June 30, 2012 and December 31, 2011 was a liability of $8.7 million (with a notional amount of $247.0 million) and $8.4 million (with a notional amount of $254.1 million), respectively. The expected maturity of these interest rate agreements is from November 2013 to March 2018. Accordingly, for the six months ended June 30, 2012 and 2011, a $0.02 million loss and a $0.5 million gain, respectively, have been accounted for as a change in other comprehensive income which would have otherwise been recognized in earnings in such periods.
[4]	As of June 30, 2012, the Partnership has a foreign currency forward contract: Notional amountAverage forward rate Instrument (in thousands)Receiving in foreign currencyPay in USDMaturity datesUSD foreign currency Currency rate swaps: British Pounds 59,271108,94120321.8380